Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | RadNet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Clearwater Analytics Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | CommVault Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | RadNet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Clearwater Analytics Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | CommVault Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%